Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets (Details) [Abstract]
Rebates		$ 185,152
Taxes Refundable		180,721
Derivatives	31,235	60,877
Payments on account	35,660	40,476
Prepaid rent	44,894	39,468
Leases receivable	46,198	38,175
Other	476,147	414,612
Prepaid insurance	24,803	14,163
Prepaid Deposit	20,903	16,538
Prepaid royalties	47,137	45,184
Total prepaid expenses and other current assets	$ 937,761	$ 1,035,366